UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05445

Name of Registrant:	Vanguard Fenway Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2025—March 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Equity Income Fund Investor Shares - VEIPX

Equity Income Fund Admiral™ Shares - VEIRX

PRIMECAP Core Fund Investor Shares - VPCCX

Vanguard Equity Income Fund

Investor Shares (VEIPX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Equity Income Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$62,529
Number of Portfolio Holdings	217
Portfolio Turnover Rate	33%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	2.9%
Consumer Discretionary	5.1%
Consumer Staples	9.4%
Energy	8.1%
Financials	19.8%
Health Care	14.8%
Industrials	11.4%
Information Technology	12.8%
Materials	3.6%
Real Estate	2.5%
Utilities	7.2%
Other Assets and Liabilities—Net	2.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR65

Vanguard Equity Income Fund

Admiral™ Shares (VEIRX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Equity Income Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$62,529
Number of Portfolio Holdings	217
Portfolio Turnover Rate	33%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	2.9%
Consumer Discretionary	5.1%
Consumer Staples	9.4%
Energy	8.1%
Financials	19.8%
Health Care	14.8%
Industrials	11.4%
Information Technology	12.8%
Materials	3.6%
Real Estate	2.5%
Utilities	7.2%
Other Assets and Liabilities—Net	2.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR565

Vanguard PRIMECAP Core Fund

Investor Shares (VPCCX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard PRIMECAP Core Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$13,537
Number of Portfolio Holdings	181
Portfolio Turnover Rate	4%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	5.8%
Consumer Discretionary	8.3%
Consumer Staples	2.0%
Energy	3.7%
Financials	10.9%
Health Care	21.9%
Industrials	16.9%
Information Technology	25.9%
Materials	2.2%
Utilities	0.1%
Other Assets and Liabilities—Net	2.3%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1220

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2026
Vanguard Equity Income Fund

Contents
Financial Statements	1

Equity Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (97.6%)
Communication Services (2.9%)
T-Mobile US Inc.	3,747,917	787,175
Walt Disney Co.	6,085,803	586,550
Comcast Corp. Class A	7,687,539	220,709
Verizon Communications Inc.	2,732,959	137,194
AT&T Inc.	2,627,659	76,176
		1,807,804
Consumer Discretionary (5.1%)
Dick's Sporting Goods Inc.	2,833,214	561,798
Industria de Diseno Textil SA	7,680,885	447,095
Darden Restaurants Inc.	1,564,591	306,722
NIKE Inc. Class B	5,242,529	276,910
Home Depot Inc.	692,946	227,903
Lowe's Cos. Inc.	725,368	171,390
eBay Inc.	1,646,811	149,893
BorgWarner Inc. (XNYS)	2,705,628	146,807
Las Vegas Sands Corp.	2,376,945	128,070
Lear Corp.	1,049,770	127,106
Travel & Leisure Co.	1,811,552	125,341
Domino's Pizza Inc.	293,772	105,403
McDonald's Corp.	332,768	103,421
ADT Inc.	12,484,049	82,020
Bath & Body Works Inc.	4,131,426	77,134
Ralph Lauren Corp.	183,465	63,110
Best Buy Co. Inc.	710,513	45,615
H&R Block Inc.	1,101,908	34,975
Signet Jewelers Ltd.	147,140	12,454
Gentex Corp.	240,151	5,247
		3,198,414
Consumer Staples (9.4%)
Unilever plc ADR	15,781,603	899,078
Philip Morris International Inc.	4,375,786	723,493
Keurig Dr Pepper Inc.	25,740,595	677,750
Archer-Daniels-Midland Co.	6,938,823	504,383
Kimberly-Clark Corp.	4,840,551	466,968
Procter & Gamble Co.	3,114,410	449,845
Constellation Brands Inc. Class A	2,933,924	440,089
PepsiCo Inc.	1,961,244	304,562
Pernod Ricard SA	4,066,983	302,428
Colgate-Palmolive Co.	2,165,072	184,529
Coca-Cola Co.	2,332,850	177,413
Kroger Co.	2,312,883	167,360
Altria Group Inc.	2,326,196	153,506
Walmart Inc.	1,037,897	128,990
Ingredion Inc.	981,047	110,525
General Mills Inc.	1,767,825	65,798
Molson Coors Beverage Co. Class B	1,255,224	54,050
Sysco Corp.	752,702	53,690
		5,864,457
Energy (8.1%)
Diamondback Energy Inc.	5,032,683	995,414
Exxon Mobil Corp.	4,595,671	779,701
ConocoPhillips	5,677,166	749,386
Targa Resources Corp.	2,584,733	648,070
Marathon Petroleum Corp.	2,124,211	518,690
EQT Corp.	6,455,136	410,805
Chevron Corp.	1,185,462	245,272
EOG Resources Inc.	1,488,222	215,152
Devon Energy Corp.	3,369,506	169,554

Equity Income Fund
	Shares	Market Value• ($000)
Matador Resources Co.	2,413,464	152,483
SLB Ltd.	1,168,649	60,057
Magnolia Oil & Gas Corp. Class A	1,392,973	43,976
Scorpio Tankers Inc.	450,109	33,605
Halliburton Co.	808,512	31,524
		5,053,689
Financials (19.8%)
Bank of America Corp.	26,985,220	1,315,529
M&T Bank Corp.	3,866,424	799,267
Huntington Bancshares Inc.	47,004,185	735,615
Marsh & McLennan Cos. Inc.	4,072,524	706,379
American International Group Inc.	9,356,064	704,044
JPMorgan Chase & Co.	2,275,933	669,488
Progressive Corp.	2,823,962	559,822
Ares Management Corp. Class A	4,983,949	543,749
Regions Financial Corp.	20,708,775	540,913
Nasdaq Inc.	6,309,627	535,624
Raymond James Financial Inc.	3,358,434	486,268
Intercontinental Exchange Inc.	2,936,554	461,861
Visa Inc. Class A	1,379,045	416,803
S&P Global Inc.	966,381	411,040
Capital One Financial Corp.	2,216,308	404,321
Wells Fargo & Co.	4,600,536	366,249
Bank of New York Mellon Corp.	1,560,658	185,141
Hartford Insurance Group Inc.	1,205,766	163,056
State Street Corp.	1,259,281	159,375
Ameriprise Financial Inc.	335,894	149,271
Synchrony Financial	2,035,406	138,448
MetLife Inc.	1,778,832	125,799
MGIC Investment Corp.	4,701,747	123,421
Popular Inc.	888,602	119,224
Jackson Financial Inc. Class A	1,117,205	118,111
Charles Schwab Corp.	1,163,842	109,378
Everest Group Ltd.	324,222	105,972
Zions Bancorp NA	1,826,796	105,260
Goldman Sachs Group Inc.	119,464	101,065
Blackrock Inc.	97,039	93,323
Essent Group Ltd.	1,590,059	92,923
Assured Guaranty Ltd.	1,108,283	90,303
Voya Financial Inc.	1,312,072	89,641
Southstate Bank Corp.	923,201	85,415
Unum Group	1,116,428	81,533
Citigroup Inc. (XNYS)	648,735	73,573
Assurant Inc.	334,505	72,859
Morgan Stanley	428,040	70,443
Commerce Bancshares Inc.	1,168,329	57,482
Blackstone Inc.	490,552	56,409
Equitable Holdings Inc.	823,940	30,576
Prosperity Bancshares Inc.	424,498	28,518
SLM Corp.	982,024	21,025
Bank OZK	340,608	15,630
East West Bancorp Inc.	122,358	13,063
Truist Financial Corp.	267,146	12,281
Primerica Inc.	43,636	10,930
American Financial Group Inc.	80,676	10,303
Hancock Whitney Corp.	148,608	9,450
Aflac Inc.	70,388	7,722
Western Alliance Bancorp	104,995	7,439
MSCI Inc.	11,171	6,021
Chubb Ltd.	17,656	5,755
		12,403,110
Health Care (14.8%)
Merck & Co. Inc.	13,145,851	1,581,314
Johnson & Johnson	5,983,438	1,462,592
Gilead Sciences Inc.	6,079,864	847,351
Elevance Health Inc. (XNYS)	2,085,163	610,431
Eli Lilly & Co.	602,371	554,043
Zoetis Inc.	4,675,498	552,691
Pfizer Inc.	19,102,805	536,407

Equity Income Fund
	Shares	Market Value• ($000)
Becton Dickinson & Co.	2,966,005	466,345
Roche Holding AG	1,049,066	418,673
CVS Health Corp.	5,824,240	418,297
AstraZeneca plc ADR	2,117,940	417,700
AbbVie Inc.	1,273,766	277,031
Abbott Laboratories	2,653,319	272,416
Bristol-Myers Squibb Co.	4,146,327	251,475
Cigna Group	697,243	185,989
Cardinal Health Inc.	790,593	167,060
UnitedHealth Group Inc.	467,924	126,615
Amgen Inc.	168,909	59,431
Organon & Co.	3,844,558	23,029
Medtronic plc	176,320	15,278
Quest Diagnostics Inc.	27,192	5,329
		9,249,497
Industrials (11.4%)
Honeywell International Inc.	3,951,270	893,105
Automatic Data Processing Inc.	3,373,078	685,342
Ferguson Enterprises Inc.	2,522,854	588,481
L3Harris Technologies Inc.	1,612,008	556,384
Eaton Corp. plc	1,373,713	491,336
PACCAR Inc.	4,008,003	462,924
Emerson Electric Co.	3,467,973	454,374
Sunbelt Rentals Holdings Inc.	6,179,302	394,186
Caterpillar Inc.	503,495	356,706
Johnson Controls International plc	2,423,420	317,347
Cummins Inc.	372,047	200,169
Northrop Grumman Corp.	210,774	143,798
Union Pacific Corp.	563,930	136,821
Ryder System Inc.	662,678	135,657
RTX Corp.	679,048	130,988
Otis Worldwide Corp.	1,677,892	129,332
General Dynamics Corp.	367,472	126,124
Oshkosh Corp.	852,910	125,557
Owens Corning	1,128,227	122,097
Masco Corp.	2,012,684	121,506
Booz Allen Hamilton Holding Corp.	1,340,286	104,582
A O Smith Corp.	1,552,671	102,383
Lockheed Martin Corp.	146,367	88,463
Waste Management Inc.	352,799	81,070
FedEx Corp.	183,146	65,233
SS&C Technologies Holdings Inc.	626,294	42,319
Genpact Ltd.	530,914	19,776
Illinois Tool Works Inc.	44,686	11,631
ManpowerGroup Inc.	381,591	11,242
		7,098,933
Information Technology (12.8%)
Broadcom Inc.	11,204,929	3,468,038
Cisco Systems Inc.	14,487,345	1,124,073
TE Connectivity plc	2,673,968	558,913
Microsoft Corp.	1,477,257	546,836
NXP Semiconductors NV	2,757,214	542,785
Roper Technologies Inc.	1,107,461	391,886
QUALCOMM Inc.	1,914,920	246,604
Accenture plc Class A	1,137,371	225,529
NetApp Inc. (XNGS)	2,185,069	223,729
KLA Corp.	89,662	132,019
HP Inc.	6,715,176	128,999
Oracle Corp.	777,526	114,382
International Business Machines Corp.	452,796	109,753
Amdocs Ltd.	1,144,453	74,687
Skyworks Solutions Inc.	1,237,720	66,280
Texas Instruments Inc.	293,392	56,959
Analog Devices Inc.	76,602	24,370
		8,035,842
Materials (3.6%)
PPG Industries Inc.	5,065,897	541,443
Avery Dennison Corp.	3,059,094	528,244
Anglo American plc	9,287,265	398,754

Equity Income Fund
		Shares	Market Value• ($000)
	Nutrien Ltd.	4,470,639	337,355
	Reliance Inc.	426,524	129,629
	Linde plc	231,576	114,806
	Eastman Chemical Co.	978,247	74,660
	NewMarket Corp.	76,630	49,116
	CRH plc	294,793	30,989
	RPM International Inc.	269,047	26,743
			2,231,739
Real Estate (2.5%)
	Crown Castle Inc.	8,569,335	696,773
	Sun Communities Inc.	3,806,525	479,470
	Weyerhaeuser Co.	16,592,178	405,347
			1,581,590
Utilities (7.2%)
	American Electric Power Co. Inc.	4,643,223	608,634
	Dominion Energy Inc.	9,827,038	607,507
	Sempra	6,179,500	600,462
	American Water Works Co. Inc.	3,693,545	502,654
	PPL Corp.	12,328,591	470,952
	Atmos Energy Corp.	2,434,226	449,650
	Duke Energy Corp.	1,659,502	217,295
	Edison International	2,157,894	157,915
	Public Service Enterprise Group Inc.	1,902,359	153,996
	DTE Energy Co.	1,052,699	153,926
	National Fuel Gas Co.	1,472,420	138,349
	Exelon Corp.	2,743,735	134,498
	PG&E Corp.	5,906,260	103,773
	NextEra Energy Inc.	772,387	71,739
	Evergy Inc.	619,418	50,743
	NRG Energy Inc.	230,860	33,738
	UGI Corp.	761,415	27,731
	CMS Energy Corp.	343,235	26,628
	Eversource Energy	253,592	17,569
			4,527,759
Total Common Stocks (Cost $46,891,637)			61,052,834
Temporary Cash Investments (2.1%)
Money Market Fund (1.6%)
[1]	Vanguard Market Liquidity Fund, 3.687%	10,178,331	1,017,731
		Face Amount ($000)
Repurchase Agreements (0.5%)
	Goldman Sachs & Co. 3.670%, 4/1/2026 (Dated 3/31/2026, Repurchase Value $28,603, collateralized by U.S. Government Agency Obligations 3.000%–6.000%, 12/1/2037–1/1/2056, with a value of $29,172)	28,600	28,600
	NatWest Markets plc 3.660%, 4/1/2026 (Dated 3/31/2026, Repurchase Value $137,414, collateralized by U.S. Treasury Obligations 1.250%–3.875%, 4/30/2028–3/31/2031, with a value of $140,148)	137,400	137,400
	Nomura International plc 3.660%, 4/1/2026 (Dated 3/31/2026, Repurchase Value $123,613, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 1/21/2027–8/15/2044, with a value of $126,079)	123,600	123,600
			289,600
Total Temporary Cash Investments (Cost $1,307,292)			1,307,331
Total Investments (99.7%) (Cost $48,198,929)			62,360,165
Other Assets and Liabilities—Net (0.3%)			168,858
Net Assets (100%)			62,529,023
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Equity Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	3,506	1,151,852	(15,495)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Elevance Health Inc.	5/5/2028	JPMC	220,854	(3.643)	5,354	—
NetApp Inc.	5/11/2026	CITNA	254,564	(3.894)	13,814	—
NetApp Inc.	5/5/2028	JPMC	188,410	(3.893)	—	(13)
					19,168	(13)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
At March 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $11,162 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $47,181,237)	61,342,434
Affiliated Issuers (Cost $1,017,692)	1,017,731
Total Investments in Securities	62,360,165
Investment in Vanguard	1,500
Cash	9,446
Cash Collateral Pledged—Futures Contracts	88,489
Cash Collateral Pledged—Over-the-Counter Swap Contracts	2,485
Foreign Currency, at Value (Cost $4,368)	4,538
Receivables for Investment Securities Sold	137,427
Receivables for Accrued Income	115,010
Receivables for Capital Shares Issued	44,004
Variation Margin Receivable—Futures Contracts	32,617
Unrealized Appreciation—Over-the-Counter Swap Contracts	19,168
Total Assets	62,814,849
Liabilities
Payables for Investment Securities Purchased	159,678
Payables to Investment Advisor	10,041
Payables for Capital Shares Redeemed	112,960
Payables to Vanguard	3,134
Unrealized Depreciation—Over-the-Counter Swap Contracts	13
Total Liabilities	285,826
Net Assets	62,529,023
At March 31, 2026, net assets consisted of:

Paid-in Capital	45,062,164
Total Distributable Earnings (Loss)	17,466,859
Net Assets	62,529,023

Investor Shares—Net Assets
Applicable to 111,770,530 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,998,264
Net Asset Value Per Share—Investor Shares	$44.72

Admiral™ Shares—Net Assets
Applicable to 613,972,061 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	57,530,759
Net Asset Value Per Share—Admiral Shares	$93.70

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Dividends[1]	811,081
Interest[2]	21,540
Securities Lending—Net	24
Total Income	832,645
Expenses
Investment Advisory Fees—Note B
Basic Fee	27,666
Performance Adjustment	(2,807)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,359
Management and Administrative—Admiral Shares	23,693
Marketing and Distribution—Investor Shares	137
Marketing and Distribution—Admiral Shares	1,209
Custodian Fees	197
Shareholders’ Reports—Investor Shares	49
Shareholders’ Reports—Admiral Shares	279
Trustees’ Fees and Expenses	18
Other Expenses	8
Total Expenses	54,808
Expenses Paid Indirectly	(80)
Net Expenses	54,728
Net Investment Income	777,917
Realized Net Gain (Loss)
Investment Securities Sold[2]	4,018,912
Futures Contracts	(38,910)
Swap Contracts	(126,243)
Foreign Currencies	189
Realized Net Gain (Loss)	3,853,948
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,522,340)
Futures Contracts	(16,967)
Swap Contracts	23,215
Foreign Currencies	(239)
Change in Unrealized Appreciation (Depreciation)	(1,516,331)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,115,534
1	Dividends are net of foreign withholding taxes of $4,900.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,804, ($47), and ($41), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	777,917	1,476,345
Realized Net Gain (Loss)	3,853,948	5,235,889
Change in Unrealized Appreciation (Depreciation)	(1,516,331)	200,557
Net Increase (Decrease) in Net Assets Resulting from Operations	3,115,534	6,912,791
Distributions
Investor Shares	(460,147)	(460,467)
Admiral Shares	(5,259,896)	(4,761,869)
Total Distributions	(5,720,043)	(5,222,336)
Capital Share Transactions
Investor Shares	(80,919)	(186,267)
Admiral Shares	3,547,164	638,119
Net Increase (Decrease) from Capital Share Transactions	3,466,245	451,852
Total Increase (Decrease)	861,736	2,142,307
Net Assets
Beginning of Period	61,667,287	59,524,980
End of Period	62,529,023	61,667,287

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$46.76	$45.69	$39.11	$37.83	$42.95	$33.75
Investment Operations
Net Investment Income[1]	.551	1.072	1.179	1.157	1.159	1.041
Net Realized and Unrealized Gain (Loss) on Investments	1.751	4.003	8.649	3.597	(2.848)	9.232
Total from Investment Operations	2.302	5.075	9.828	4.754	(1.689)	10.273
Distributions
Dividends from Net Investment Income	(.574)	(1.090)	(1.262)	(1.149)	(1.134)	(1.012)
Distributions from Realized Capital Gains	(3.768)	(2.915)	(1.986)	(2.325)	(2.297)	(.061)
Total Distributions	(4.342)	(4.005)	(3.248)	(3.474)	(3.431)	(1.073)
Net Asset Value, End of Period	$44.72	$46.76	$45.69	$39.11	$37.83	$42.95
Total Return[2]	5.08%	12.25%	26.34%	12.54%	-4.67%	30.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,998	$5,290	$5,348	$4,943	$4,823	$5,285
Ratio of Total Expenses to Average Net Assets[3]	0.26%[4]	0.26%[4]	0.27%[5]	0.27%[4]	0.28%[4]	0.28%
Ratio of Net Investment Income to Average Net Assets	2.34%	2.42%	2.83%	2.86%	2.69%	2.56%
Portfolio Turnover Rate	33%	51%	42%	48%	40%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.00%), 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.26%, 0.26%, 0.27%, and 0.28%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.27%.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$97.99	$95.74	$81.96	$79.28	$90.01	$70.73
Investment Operations
Net Investment Income[1]	1.203	2.334	2.551	2.503	2.516	2.262
Net Realized and Unrealized Gain (Loss) on Investments	3.653	8.393	18.116	7.534	(5.973)	19.342
Total from Investment Operations	4.856	10.727	20.667	10.037	(3.457)	21.604
Distributions
Dividends from Net Investment Income	(1.248)	(2.368)	(2.725)	(2.484)	(2.460)	(2.196)
Distributions from Realized Capital Gains	(7.898)	(6.109)	(4.162)	(4.873)	(4.813)	(.128)
Total Distributions	(9.146)	(8.477)	(6.887)	(7.357)	(7.273)	(2.324)
Net Asset Value, End of Period	$93.70	$97.99	$95.74	$81.96	$79.28	$90.01
Total Return[2]	5.12%	12.36%	26.44%	12.64%	-4.58%	30.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$57,531	$56,377	$54,177	$46,499	$43,039	$43,422
Ratio of Total Expenses to Average Net Assets[3]	0.17%[4]	0.17%[4]	0.18%[5]	0.18%[4]	0.19%[4]	0.19%
Ratio of Net Investment Income to Average Net Assets	2.44%	2.52%	2.92%	2.95%	2.78%	2.64%
Portfolio Turnover Rate	33%	51%	42%	48%	40%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.00%), 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.17%, 0.17%, 0.18%, and 0.19%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.18%.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Notes to Financial Statements
Vanguard Equity Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a

Equity Income Fund
certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended March 31, 2026, the fund’s average amounts of investments in total return swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.

Equity Income Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company LLP provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the FTSE High Dividend Yield Index for the preceding three years.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, LLC, provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $3,800,000 for the six months ended March 31, 2026.
For the six months ended March 31, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.09% of the fund’s average net assets, before a net decrease of $2,807,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $1,500,000, representing less than 0.01% of the fund’s net assets and 0.60% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended March 31, 2026, these arrangements reduced the fund’s expenses by $80,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	59,091,698	1,961,136	—	61,052,834
Temporary Cash Investments	1,017,731	289,600	—	1,307,331
Total	60,109,429	2,250,736	—	62,360,165
Derivative Financial Instruments
Assets
Swap Contracts	—	19,168	—	19,168
Liabilities
Futures Contracts[1]	(15,495)	—	—	(15,495)
Swap Contracts	—	(13)	—	(13)
Total	(15,495)	(13)	—	(15,508)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Equity Income Fund
F.	As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	48,311,791
Gross Unrealized Appreciation	16,729,668
Gross Unrealized Depreciation	(2,696,789)
Net Unrealized Appreciation (Depreciation)	14,032,879
G.	During the six months ended March 31, 2026, the fund purchased $20,301,821,000 of investment securities and sold $21,597,062,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2026, such purchases were $31,972,000 and sales were $325,680,000, resulting in net realized gain of $94,865,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	256,721	5,543	439,904	9,932
Issued in Lieu of Cash Distributions	427,475	9,666	428,256	10,194
Redeemed	(765,115)	(16,565)	(1,054,427)	(24,045)
Net Increase (Decrease)—Investor Shares	(80,919)	(1,356)	(186,267)	(3,919)
Admiral Shares
Issued	3,896,519	40,125	5,636,784	61,194
Issued in Lieu of Cash Distributions	4,815,244	51,970	4,356,640	49,460
Redeemed	(5,164,599)	(53,457)	(9,355,305)	(101,186)
Net Increase (Decrease)—Admiral Shares	3,547,164	38,638	638,119	9,468
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q652 052026

Financial Statements
For the six-months ended March 31, 2026
Vanguard PRIMECAP Core Fund

Contents
Financial Statements	1

PRIMECAP Core Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.7%)
Communication Services (5.8%)
	Alphabet Inc. Class A	1,398,601	402,182
	Alphabet Inc. Class C	541,438	155,317
	Walt Disney Co.	710,750	68,502
	Meta Platforms Inc. Class A	93,280	53,368
*	Netflix Inc.	482,560	46,398
	Nintendo Co. Ltd.	501,010	28,601
	T-Mobile US Inc.	119,530	25,105
	Comcast Corp. Class A	44,800	1,286
*	Versant Media Group Inc.	1,792	66
			780,825
Consumer Discretionary (8.3%)
	Ross Stores Inc.	969,600	210,044
	TJX Cos. Inc.	1,031,000	164,651
	Alibaba Group Holding Ltd. ADR	1,050,220	131,761
*	Amazon.com Inc.	621,630	129,467
	Sony Group Corp. ADR	4,974,288	102,968
	Royal Caribbean Cruises Ltd.	331,500	91,222
*	Mattel Inc.	3,847,330	55,902
*	Tesla Inc.	111,240	41,353
*	CarMax Inc.	948,090	39,422
[1]	Whirlpool Corp.	656,944	35,422
	Marriott International Inc. Class A	83,500	27,310
*	Burlington Stores Inc.	47,000	15,293
	NIKE Inc. Class B	289,030	15,267
*,1	Birkenstock Holding plc	275,500	9,871
	Carnival Corp.	346,350	8,964
	McDonald's Corp.	28,630	8,898
	Newell Brands Inc.	2,375,000	8,146
	Dick's Sporting Goods Inc.	37,450	7,426
*	Capri Holdings Ltd.	376,250	6,629
	Murphy USA Inc.	12,662	6,255
*	Taylor Morrison Home Corp.	40,149	2,338
*	Norwegian Cruise Line Holdings Ltd.	68,040	1,272
			1,119,881
Consumer Staples (2.0%)
*	Dollar Tree Inc.	681,750	74,659
*	BJ's Wholesale Club Holdings Inc.	516,269	50,811
*	US Foods Holding Corp.	549,910	50,707
	Sysco Corp.	552,730	39,426
	Philip Morris International Inc.	177,980	29,427
	Tyson Foods Inc. Class A	177,000	11,341
	Walmart Inc.	62,850	7,811
	Altria Group Inc.	97,830	6,456
*	Performance Food Group Co.	12,701	1,088
	Coca-Cola Co.	4,500	342
			272,068
Energy (3.7%)
	ConocoPhillips	1,606,460	212,053
	Cameco Corp.	766,350	83,233
	Chevron Corp.	242,052	50,081
	TechnipFMC plc	596,870	41,262
	EOG Resources Inc.	251,561	36,368
	Coterra Energy Inc.	826,420	29,040
	Expand Energy Corp.	133,000	14,601
	Viper Energy Inc. Class A	195,852	9,203
	SLB Ltd.	171,380	8,807
	Exxon Mobil Corp.	50,350	8,542
1

PRIMECAP Core Fund
		Shares	Market Value• ($000)
	Valero Energy Corp.	22,050	5,448
			498,638
Financials (10.9%)
	Raymond James Financial Inc.	1,421,459	205,813
	Charles Schwab Corp.	2,167,701	203,721
	JPMorgan Chase & Co.	645,998	190,027
	Northern Trust Corp.	1,192,600	166,451
	Goldman Sachs Group Inc.	152,500	129,013
	Visa Inc. Class A	412,340	124,626
	Bank of New York Mellon Corp.	830,970	98,578
	Wells Fargo & Co.	805,820	64,151
	Evercore Inc. Class A	212,190	63,341
	CME Group Inc.	161,520	47,705
	Mastercard Inc. Class A	84,550	42,246
	PayPal Holdings Inc. (XNGS)	880,920	39,844
	KeyCorp	1,699,430	34,074
	Hanover Insurance Group Inc.	129,410	22,433
	Progressive Corp.	54,930	10,889
	Fifth Third Bancorp	196,260	9,118
	Fidelity National Information Services Inc.	165,185	7,749
	Marsh & McLennan Cos. Inc.	30,200	5,238
	Sony Financial Group Inc. ADR	776,276	3,501
*	WEX Inc.	22,860	3,499
			1,472,017
Health Care (21.9%)
	Eli Lilly & Co.	798,102	734,070
	AstraZeneca plc ADR	2,381,056	469,592
	Amgen Inc.	737,386	259,449
*	Biogen Inc.	1,316,936	241,434
	GSK plc ADR	3,544,080	195,598
*	Boston Scientific Corp.	2,874,306	180,363
	Bristol-Myers Squibb Co.	2,860,450	173,486
*	Elanco Animal Health Inc. (XNYS)	7,188,818	172,028
	Thermo Fisher Scientific Inc.	218,632	107,464
	Novartis AG ADR	669,790	102,310
	Zimmer Biomet Holdings Inc.	564,030	51,000
*	Illumina Inc.	344,460	42,458
	Roche Holding AG	95,197	37,992
*	LivaNova plc	582,430	37,019
	Danaher Corp.	149,006	28,252
*	BioMarin Pharmaceutical Inc.	426,440	24,090
	Stryker Corp.	72,590	23,852
	CVS Health Corp.	322,570	23,167
	Agilent Technologies Inc.	107,300	12,230
	Alcon AG	159,993	12,055
	UnitedHealth Group Inc.	34,276	9,275
*	IQVIA Holdings Inc.	49,962	8,521
	Abbott Laboratories	67,000	6,879
[2]	Siemens Healthineers AG	137,780	5,879
	Sanofi SA ADR	90,540	4,362
*	GRAIL Inc.	47,615	2,461
*	Waters Corp.	6,960	2,073
	Humana Inc.	9,250	1,604
	Sandoz Group AG	10,740	841
			2,969,804
Industrials (16.9%)
	FedEx Corp.	723,410	257,664
	Siemens AG (Registered)	1,019,195	248,311
	Southwest Airlines Co.	5,629,089	211,485
*	Nextpower Inc. Class A	1,408,518	169,797
	AECOM	1,698,510	144,068
*	Amentum Holdings Inc.	5,270,119	137,445
*	United Airlines Holdings Inc.	1,179,350	108,583
	Jacobs Solutions Inc.	822,665	104,709
	Delta Air Lines Inc.	1,459,200	97,008
	IDEX Corp.	481,862	91,337
	Moog Inc. Class A	274,560	80,347
*	XPO Inc.	368,050	71,604
	Caterpillar Inc.	74,080	52,483
2

PRIMECAP Core Fund
		Shares	Market Value• ($000)
	Airbus SE	265,771	50,250
	Booz Allen Hamilton Holding Corp.	625,500	48,808
	United Parcel Service Inc. Class B (XNYS)	426,440	41,953
	TransDigm Group Inc.	36,055	41,786
*	American Airlines Group Inc.	3,822,120	41,050
	Knight-Swift Transportation Holdings Inc.	667,846	38,455
*	Parsons Corp.	625,574	33,887
	Norfolk Southern Corp.	77,832	22,338
*	Boeing Co.	110,180	21,929
	Carrier Global Corp.	379,534	21,371
	Textron Inc.	208,060	18,218
	General Dynamics Corp.	52,030	17,858
	JB Hunt Transport Services Inc.	65,410	13,860
	Honeywell International Inc.	54,800	12,386
	Otis Worldwide Corp.	160,680	12,385
*	Saia Inc.	34,920	12,267
	Waste Management Inc.	44,000	10,111
	Rockwell Automation Inc.	24,390	8,753
	AMETEK Inc.	39,842	8,540
*	RXO Inc.	513,976	7,514
	Union Pacific Corp.	26,040	6,318
	L3Harris Technologies Inc.	17,900	6,178
	Deere & Co.	10,450	5,886
*	GXO Logistics Inc.	64,610	3,350
	CSX Corp.	69,400	2,849
			2,283,141
Information Technology (25.9%)
	Micron Technology Inc.	1,613,785	545,201
*	Flex Ltd.	6,139,650	401,901
*	Intel Corp.	8,696,100	383,759
	KLA Corp.	224,083	329,942
	Microsoft Corp.	797,180	295,092
	Texas Instruments Inc.	887,960	172,389
	Applied Materials Inc.	412,470	140,978
	Analog Devices Inc.	383,990	122,163
	Jabil Inc.	404,800	107,527
	Oracle Corp.	646,900	95,165
	Apple Inc.	308,380	78,264
	Infineon Technologies AG	1,508,737	68,446
	ASML Holding NV GDR (Registered)	51,670	68,247
	Seagate Technology Holdings plc	166,049	65,051
*	Adobe Inc.	249,210	60,578
*	Ciena Corp.	152,600	59,244
	Hewlett Packard Enterprise Co.	2,458,600	58,539
	HP Inc.	2,944,603	56,566
	Cisco Systems Inc.	667,680	51,805
	Intuit Inc.	118,927	51,422
	NVIDIA Corp.	294,260	51,319
	Corning Inc.	364,970	49,625
	NetApp Inc. (XNGS)	443,070	45,366
	Telefonaktiebolaget LM Ericsson ADR	3,607,410	40,656
	Teradyne Inc.	116,120	34,425
*	Keysight Technologies Inc.	97,930	27,652
	Western Digital Corp.	94,600	25,588
	Qnity Electronics Inc.	144,095	16,626
	QUALCOMM Inc.	38,052	4,900
			3,508,436
Materials (2.2%)
	Albemarle Corp.	377,565	67,784
*	Glencore plc	8,495,199	64,342
	Linde plc	123,720	61,335
	Tronox Holdings plc	4,130,659	40,357
	Dow Inc.	444,273	18,504
	Corteva Inc.	182,620	15,287
	DuPont de Nemours Inc.	287,190	13,153
	Freeport-McMoRan Inc.	207,470	12,195
	FMC Corp.	590,000	10,160
	Greif Inc. Class B	15,000	1,313
			304,430
3

PRIMECAP Core Fund
		Shares	Market Value• ($000)
Utilities (0.1%)
	PG&E Corp.	738,700	12,979
	Xcel Energy Inc.	17,000	1,351
			14,330
Total Common Stocks (Cost $5,062,174)			13,223,570
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[3,4]	Vanguard Market Liquidity Fund, 3.687% (Cost $302,546)	3,026,065	302,576
Total Investments (99.9%) (Cost $5,364,720)			13,526,146
Other Assets and Liabilities—Net (0.1%)			10,868
Net Assets (100%)			13,537,014
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,664.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $5,879, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $8,442 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
4

PRIMECAP Core Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,062,174)	13,223,570
Affiliated Issuers (Cost $302,546)	302,576
Total Investments in Securities	13,526,146
Investment in Vanguard	333
Cash	2,542
Foreign Currency, at Value (Cost $1)	1
Receivables for Investment Securities Sold	16,816
Receivables for Accrued Income	17,809
Receivables for Capital Shares Issued	3,116
Total Assets	13,566,763
Liabilities
Payables for Investment Securities Purchased	1,770
Collateral for Securities on Loan	8,442
Payables to Investment Advisor	8,128
Payables for Capital Shares Redeemed	10,636
Payables to Vanguard	773
Total Liabilities	29,749
Net Assets	13,537,014
1 Includes $8,664 of securities on loan.
At March 31, 2026, net assets consisted of:

Paid-in Capital	4,726,558
Total Distributable Earnings (Loss)	8,810,456
Net Assets	13,537,014

Net Assets
Applicable to 361,310,734 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,537,014
Net Asset Value Per Share	$37.47

See accompanying Notes, which are an integral part of the Financial Statements.
5

PRIMECAP Core Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Dividends[1]	83,825
Interest[2]	5,619
Securities Lending—Net	49
Total Income	89,493
Expenses
Investment Advisory Fees—Note B
Basic Fee	17,130
Performance Adjustment	134
The Vanguard Group—Note C
Management and Administrative	8,431
Marketing and Distribution	331
Custodian Fees	107
Shareholders’ Reports	34
Trustees’ Fees and Expenses	4
Other Expenses	7
Total Expenses	26,178
Net Investment Income	63,315
Realized Net Gain (Loss)
Investment Securities Sold[2]	747,738
Foreign Currencies	(29)
Realized Net Gain (Loss)	747,709
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	581,654
Foreign Currencies	(27)
Change in Unrealized Appreciation (Depreciation)	581,627
Net Increase (Decrease) in Net Assets Resulting from Operations	1,392,651
1	Dividends are net of foreign withholding taxes of $1,893.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,618, $4, and ($37), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
6

PRIMECAP Core Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	63,315	129,081
Realized Net Gain (Loss)	747,709	2,001,502
Change in Unrealized Appreciation (Depreciation)	581,627	(221,345)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,392,651	1,909,238
Distributions
Total Distributions	(2,045,101)	(846,243)
Capital Share Transactions
Issued	709,438	432,025
Issued in Lieu of Cash Distributions	1,610,745	666,464
Redeemed	(1,012,817)	(2,447,328)
Net Increase (Decrease) from Capital Share Transactions	1,307,366	(1,348,839)
Total Increase (Decrease)	654,916	(285,844)
Net Assets
Beginning of Period	12,882,098	13,167,942
End of Period	13,537,014	12,882,098

See accompanying Notes, which are an integral part of the Financial Statements.
7

PRIMECAP Core Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$39.67	$36.48	$30.44	$26.49	$33.78	$27.08
Investment Operations
Net Investment Income[1]	.183	.366	.374	.394	.339	.243
Net Realized and Unrealized Gain (Loss) on Investments	4.006	5.222	7.483	5.839	(5.312)	8.746
Total from Investment Operations	4.189	5.588	7.857	6.233	(4.973)	8.989
Distributions
Dividends from Net Investment Income	(.359)	(.360)	(.398)	(.365)	(.236)	(.357)
Distributions from Realized Capital Gains	(6.030)	(2.038)	(1.419)	(1.918)	(2.081)	(1.932)
Total Distributions	(6.389)	(2.398)	(1.817)	(2.283)	(2.317)	(2.289)
Net Asset Value, End of Period	$37.47	$39.67	$36.48	$30.44	$26.49	$33.78
Total Return[2]	11.09%	16.57%	26.76%	24.60%	-15.92%	34.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,537	$12,882	$13,168	$11,222	$9,639	$12,056
Ratio of Total Expenses to Average Net Assets[3]	0.38%	0.44%	0.45%[4]	0.46%[4]	0.46%	0.46%
Ratio of Net Investment Income to Average Net Assets	0.91%	1.04%	1.11%	1.34%	1.08%	0.76%
Portfolio Turnover Rate	4%	11%[5]	6%	6%	6%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%. Performance-based investment advisory fees did not apply before fiscal 2026.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.45 and 0.46%, respectively..
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
8

PRIMECAP Core Fund
Notes to Financial Statements
Vanguard PRIMECAP Core Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9

PRIMECAP Core Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the S&P 500 Index since December 31, 2025. For the six months ended March 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.25% of the fund’s average net assets, before a net increase of $134,000 (0.00%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $333,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,718,908	504,662	—	13,223,570
Temporary Cash Investments	302,576	—	—	302,576
Total	13,021,484	504,662	—	13,526,146
E.	As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,369,184
Gross Unrealized Appreciation	8,359,374
Gross Unrealized Depreciation	(202,412)
Net Unrealized Appreciation (Depreciation)	8,156,962
F.	During the six months ended March 31, 2026, the fund purchased $545,618,000 of investment securities and sold $1,288,103,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	17,784	12,317
Issued in Lieu of Cash Distributions	44,410	20,008
Redeemed	(25,575)	(68,632)
Net Increase (Decrease) in Shares Outstanding	36,619	(36,307)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
10

PRIMECAP Core Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q12202 052026
11

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Equity Income Fund

A majority of independent trustees of the board of Vanguard Equity Income Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders. Wellington Management Company, LLP, is also advisor to the fund.

The Trustees based their decision upon an evaluation of VPM’s investment staff, fund management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity group, now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Quantitative Equity group seeks to generate consistent, risk-controlled alpha through quantitative models that emphasize securities with attractive valuations, good business models, solid growth prospects, and positive market sentiment.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VPM’s Quantitative Equity group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – PRIMECAP Core Fund

In November 2025, a majority of independent trustees of the board of Vanguard PRIMECAP Core Fund (Trustees) approved an amendment to the existing investment advisory agreement with PRIMECAP Management Company (PRIMECAP) (the Amended Agreement), changing PRIMECAP’s fee structure. Under the Amended Agreement, the fund pays PRIMECAP a base fee that will be adjusted up or down to reflect the fund’s investment performance relative to that of the S&P 500 Index. The Trustees noted that the new fee structure better aligns PRIMECAP’s compensation with the client outcomes and the fund’s current management strategies. The Trustees determined the foregoing actions were in the best interests of the fund and its shareholders.

The Trustees had previously renewed the fund’s investment advisory arrangement with PRIMECAP in September 2025.

The Trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The Trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The Trustees reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The Trustees considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term time horizon. PRIMECAP has managed the fund since its inception in 2004.

The Trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The Trustees did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The Trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for PRIMECAP. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

VANGUARD FENWAY FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 26, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.